EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2023
Retirement Benefits [Abstract]
EMPLOYEE BENEFITS

16. EMPLOYEE BENEFITS

Qualified Retirement Plan

The Company sponsors a matching 401(k) plan for eligible employees of the Company. Employees are automatically enrolled into the Plan after completing a required term of service. Under the Plan, employees can elect to contribute a percentage of annual pay and the Company will also match the 401(k) contributions. In addition, certain non-U.S. employees are covered by defined contribution government sponsored and administered programs. Contribution charges for the profit-sharing and defined contribution plans, which approximates actual cash contributions made, were $25.6 million, $21.9 million and $12.2 million during the years ended December 31, 2023, 2022 and 2021, respectively.